2001

                                SEMIANNUAL REPORT

                                OCTOBER 31, 2001
                                   (UNAUDITED)


                                [GRAPHIC OMITTED]



                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

                                  Money Market

                                 U.S. Government

                                    Municipal



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                                             NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                               BOARD OF DIRECTORS AND EXECUTIVE OFFICERS

       DIRECTORS                                                                          EXECUTIVE OFFICERS
       RICHARD W. DALRYMPLE                      JAMES F. RITTINGER                       GEORGE A. RIO*
       President of                              Partner                                  President, Treasurer
       Teamwork Mgmt., Inc.                      Satterlee Stephens                       and Chief Financial Officer
                                                 Burke & Burke LLP

       CAROLYN B. LEWIS                          THEODORE ROSEN                           CHRISTOPHER J. KELLEY*
       President of                              Managing Director of                     Vice President and Secretary
       The CBL Group                             Burnham Securities, Inc.
                                                 and Chairman of
                                                 the Board of
                                                 Marathon Capital


       *Affiliated person of the Distributor

                                                 TD WATERHOUSE ASSET MANAGEMENT, INC.
                                               BOARD OF DIRECTORS AND EXECUTIVE OFFICERS

       DIRECTORS

       LAWRENCE M. WATERHOUSE, JR.               FRANK J. PETRILLI                        RICHARD H. NEIMAN
       Chairman                                  Chairman, President and                  Executive Vice President,
       TD Waterhouse Holdings, Inc.               Chief Executive Officer                 General Counsel and Secretary


       SENIOR OFFICERS

       DAVID A. HARTMAN                          B. KEVIN STERNS                          MICHELE R. TEICHNER
       Senior Vice President                     Executive Vice President                 Senior Vice President
       Chief Investment Officer                  Chief Financial Officer & Treasurer      Compliance, Operations
                                                                                          & Administration

                                                           SERVICE PROVIDERS

                  INVESTMENT MANAGER                         TRANSFER AGENT                     INDEPENDENT AUDITORS
          TD Waterhouse Asset Management, Inc.      National Investor Services Corp.             Ernst & Young LLP
                    100 Wall Street                          55 Water Street                     787 Seventh Avenue
                  New York, NY 10005                       New York, NY 10041                    New York, NY 10019

                    ADMINISTRATOR &                             CUSTODIAN                           LEGAL COUNSEL
                 SHAREHOLDER SERVICING                    The Bank of New York                   Shearman & Sterling
         TD Waterhouse Investor Services, Inc.               One Wall Street                    599 Lexington Avenue
                    100 Wall Street                        New York, NY 10286                    New York, NY 10022
                  New York, NY 10005
              Customer Service Department                      DISTRIBUTOR                  INDEPENDENT DIRECTORS COUNSEL
                    1-800-934-4448                       Funds Distributor, Inc.               Willkie Farr & Gallagher
                                                             60 State Street                    153 East 53rd Street
                                                            Boston, MA 02109                     New York, NY 10022



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                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


DEAR SHAREHOLDER:

--------------------------------------------------------------------------------

I am pleased to provide you with the National Investors Cash Management Fund, Inc. (the "Fund") semiannual report for the six months ended October 31, 2001.

During the last six months each of the Money Market, U.S. Government and Municipal Portfolios attempted to provide maximum current income from high quality money market securities while maintaining a conservative investment portfolio to ensure safety of principal. By October 31, 2001, assets in the three Portfolios totaled approximately $1.1 billion.

PORTFOLIO RESULTS*
For the six months ended October 31, 2001, the three money market Portfolios had the following yields and returns.*

o The Money Market Portfolio had a seven-day yield of 2.60% at October 31, 2001, a seven-day effective yield of 2.64% at October 31, 2001 and an average annual return of 3.44%.

o The U. S. Government Portfolio had a seven-day yield of 2.32% at October 31, 2001, a seven-day effective yield of 2.35% at October 31, 2001 and an average annual return of 3.28%.

o The Municipal Portfolio had a seven-day yield of 1.53% at October 31, 2001, a tax-equivalent seven- day yield of 2.39% at October 31, 2001, a seven-day effective yield of 1.54% at October 31, 2001, a tax- equivalent seven-day effective yield of 2.41% at October 31, 2001, an average annual return of 2.04%, and a tax-equivalent average annual return of 3.19%(1).

COMMENTARY

Over the six months since our last report, the decline in our economy has accelerated. This slowdown was partly due to a shift in the economic cycle from one of the longest periods of growth in the history of this country. Excesses in the technology area had vaulted the stock markets and financial markets to unsustainable levels and consumption and productivity had reached such high points that a correction was inevitable. During the spring and summer months the markets signaled the coming of this decline.

In September, our country withstood terrorist attacks on the World Trade Center, the Pentagon and a number of airliners - truly tragic events. This brought about major disruption in the lives of the citizens of the United States and further fueled the economic downturn.

To provide support to the weakening economy, the Federal Reserve Bank has taken action by reducing the

Federal targeted funds rate four times for a total of 1.75 percent since September 17, 2001. This was in addition to previous cuts totalling 3.00 percent that began in January 2001. The targeted rate is currently 1.75 percent, the lowest in more than forty years, and there is still a chance that the Federal Reserve Board of Governors may reduce it further. In a statement issued with the last rate cut in December, the Federal Reserve said economic activity remains soft with only tentative signs of firming.

The Fund's portfolios have generally had extended average maturities since the beginning of 2001 and have benefited from locking in yields for a longer time.

As we look to the next six months, we anticipate shortening the average weighted maturity of the Portfolios back to a more neutral stance, which should provide flexibility to buy higher yielding securities in the event that the economy starts to recover and interest rates begin to rise. Our goal of maximizing shareholders' returns, while maintaining a conservative investment strategy, remains. In short, liquidity and safety of principal will continue to be the overall guideline for these Portfolios.

We look forward to continuing to meet your investment needs in the years to come.

Sincerely,


/s/ Frank J. Petrilli

Frank J. Petrilli
Chairman
National Investor Services Corp.

December 12, 2001

*AN INVESTMENT IN A PORTFOLIO IS NOT INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH, THE PORTFOLIOS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIOS.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THESE RETURNS ARE BASED ON A CONSTANT INVESTMENT THROUGHOUT THE PERIOD, INCLUDE REINVESTMENT OF DIVIDENDS AND REFLECT A NET RETURN TO THE SHAREHOLDER AFTER ALL EXPENSES, INCLUSIVE OF FEE WAIVERS. FOR THE SIX MONTHS ENDED OCTOBER 31,2001, THE INVESTMENT MANAGER AND ITS AFFILIATES WAIVED A PORTION OF THEIR FEES FOR THE MONEY MARKET, U.S. GOVERNMENT AND MUNICIPAL PORTFOLIOS. WITHOUT THESE FEE WAIVERS IN EFFECT, THE SEVEN-DAY YIELDS AT OCTOBER 31, 2001, TAX-EQUIVALENT SEVEN-DAY YIELDS AT OCTOBER 31, 2001, SEVEN-DAY EFFECTIVE YIELDS AT OCTOBER 31, 2001, TAX EQUIVALENT SEVEN-DAY EFFECTIVE YIELDS AT OCTOBER 31, 2001, ANNUALIZED RETURNS AND TAX-EQUIVALENT ANNUALIZED RETURNS WOULD HAVE BEEN LOWER. THE SEVEN-DAY YIELD MORE CLOSELY REFLECTS THE CURRENT EARNINGS OF A PORTFOLIO THAN THE SEVEN-DAY EFFECTIVE YIELD AND ANNUALIZED TOTAL RETURN. YIELD WILL FLUCTUATE.

(1) TAXABLE EQUIVALENT RETURN AND YIELD AT 36% MARGINAL FEDERAL INCOME TAX RATE.

DISTRIBUTOR: FUNDS DISTRIBUTOR, INC.

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                                TABLE OF CONTENTS

Statements of Assets and Liabilities .........................................5

Statements of Operations .....................................................6

Statements of Changes in Net Assets ..........................................7

Financial Highlights .........................................................8

Notes to Financial Statements ...............................................11

Money Market Portfolio
   Schedule of Investments ..................................................14

U.S. Government Portfolio
   Schedule of Investments ..................................................17

Municipal Portfolio
   Schedule of Investments ..................................................19


Notes to Schedules of Investments ...........................................22




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                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                      STATEMENTS OF ASSETS AND LIABILITIES

                                October 31, 2001

                                   (Unaudited)

                                                                              Money               U.S.
                                                                             Market              Government          Municipal
                                                                            Portfolio            Portfolio           Portfolio
                                                                       ------------------    ----------------      ------------
        ASSETS

           Investments in securities, at value (including
             repurchase agreements of $14,180,000,
             $43,840,000, and $0, respectively)                        $    569,904,160     $     588,879,414      $  34,702,695
           Cash                                                                 109,466               357,621            190,449
           Interest receivable                                                4,984,524             2,355,154            131,720
           Receivable for securities sold                                            --            19,862,000                 --
                                                                       ----------------     -----------------      -------------
                     TOTAL ASSETS                                           574,998,150           611,454,189         35,024,864


        LIABILITIES

           Payable for securities purchased                                          --            73,992,357                 --
           Payable to Investment Manager and its

             affiliates (Note 3)                                                357,089               331,038             12,880
           Accrued expenses and other liabilities                               181,209               113,725             34,011
           Dividends payable to shareholders                                     40,914                33,801              1,439
                                                                       ----------------     -----------------      -------------
                     TOTAL LIABILITIES                                          579,212            74,470,921             48,330
                                                                       ----------------     -----------------      -------------


        NET ASSETS                                                     $    574,418,938     $     536,983,268      $  34,976,534

                                                                       ================     =================      =============


           Net assets consist of:
           Paid-in capital                                             $    574,414,459     $     536,994,773      $  34,976,874
           Accumulated net realized gains (losses)
             from security transactions                                           4,479               (11,505)              (340)
                                                                       ----------------     -----------------      -------------
           Net assets, at value                                        $    574,418,938     $     536,983,268      $  34,976,534
                                                                       ================     =================      =============

        Shares outstanding ($.0001 par value common stock,
        60 billion, 20 billion, and 20 billion
           shares authorized, respectively)                                 574,414,459           536,994,773         34,976,874
                                                                       ================     =================      =============

        Net asset value, redemption price and offering
           price per share (Note 2)                                    $           1.00     $            1.00      $        1.00
                                                                       ================     =================      =============


                                             Please see accompanying notes to financial statements.


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                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                                             STATEMENTS OF OPERATIONS
                                  For the Six Month Period Ended October 31, 2001
                                                    (Unaudited)


                                                                     Money                 U.S.
                                                                    Market              Government             Municipal
                                                                   Portfolio             Portfolio             Portfolio
                                                             ------------------     ------------------     -----------------

       INVESTMENT INCOME
       Interest income                                       $       12,680,369     $       10,565,129     $         441,525
                                                             ------------------     ------------------     -----------------


       EXPENSES
       Investment management fees (Note 3)                            1,072,888                932,556                56,276
       Shareholder servicing fees (Note 3)                              766,350                666,113                40,197
       Transfer agent fees (Note 3)                                     613,086                532,896                32,158
       Administration fees (Note 3)                                     306,538                266,443                16,079
       Registration fees                                                 81,457                 31,422                32,379
       Custody fees                                                      27,544                 19,498                 1,826
       Professional fees                                                 25,220                 32,150                 4,119
       Shareholder reports and mailing                                   23,136                 19,055                   571
       Directors' fees                                                    9,480                  9,480                 9,480
       Other expenses                                                    24,158                 12,153                 5,609
                                                             ------------------     ------------------     -----------------
         TOTAL EXPENSES                                               2,949,857              2,521,766               198,694

       Fees waived/expenses reimbursed by the
         Investment Manager and its affiliates (Note 3)                (650,805)              (523,425)              (79,710)
                                                             ------------------     ------------------     -----------------
         NET EXPENSES                                                 2,299,052              1,998,341               118,984
                                                             ------------------     ------------------     -----------------

         NET INVESTMENT INCOME                                       10,381,317              8,566,788               322,541
                                                             ------------------     ------------------     -----------------

       NET REALIZED GAINS FROM
         SECURITY TRANSACTIONS                                            9,412                  9,622                    11
                                                             ------------------     ------------------     -----------------

       NET INCREASE IN NET ASSETS FROM
         OPERATIONS                                          $       10,390,729     $        8,576,410     $         322,552
                                                             ==================     ==================     =================



                                             Please see accompanying notes to financial statements.

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                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                                        STATEMENTS OF CHANGES IN NET ASSETS


                                                Money                             U.S.
                                               Market                          Government                       Municipal
                                              Portfolio                         Portfolio                       Portfolio

                                     Six Months                       Six Months                      Six Months
                                        Ended            Year            Ended            Year           Ended          Year
                                     October 31,         Ended        October 31,         Ended       October 31,       Ended
                                        2001           April 30,         2001           April 30,        2001         April 30,
                                     (Unaudited)         2001         (Unaudited)         2001        (Unaudited)       2001
                                  ---------------  --------------- ---------------  ---------------  ------------- --------------

OPERATIONS:
   Net investment income          $    10,381,317  $    37,866,311  $    8,566,788  $    32,454,414  $     322,541  $   1,164,493
   Net realized gains (losses)
     from security transactions             9,412            1,211           9,622          (19,408)            11            (22)
                                  ---------------  --------------- ---------------  ---------------  ------------- --------------

Net increase in net assets
   from operations                     10,390,729       37,867,522       8,576,410       32,435,006        322,552      1,164,471
                                  ---------------  --------------- ---------------  ---------------  ------------- --------------

DISTRIBUTIONS TO
SHAREHOLDERS:
   From net investment income         (10,381,317)     (37,866,311)     (8,566,788)     (32,454,414)      (322,541)    (1,164,493)
                                  ---------------  --------------- ---------------  ---------------  ------------- --------------

CAPITAL SHARE
TRANSACTIONS
($1.00 per share):
 Proceeds from shares sold            879,921,858    3,142,784,302     690,761,203    2,279,071,549     47,788,884    131,590,385
 Shares issued in reinvestment
  of dividends                         10,419,336       37,971,000       8,597,456       32,552,026        324,094      1,168,631
 Payments for shares redeemed        (971,360,730)  (3,296,844,631)   (723,106,249)  (2,431,079,267)   (45,917,037)  (139,206,104)
                                  ---------------  --------------- ---------------  ---------------  ------------- --------------

Net increase (decrease)
 in net assets
 from capital share transactions      (81,019,536)    (116,089,329)    (23,747,590)    (119,455,692)     2,195,941     (6,447,088)
                                  ---------------  --------------- ---------------  ---------------  ------------- --------------


TOTAL INCREASE (DECREASE) IN
NET ASSETS                            (81,010,124)    (116,088,118)    (23,737,968)    (119,475,100)     2,195,952     (6,447,110)



NET ASSETS:
   Beginning of period                655,429,062      771,517,180     560,721,236      680,196,336     32,780,582     39,227,692
                                  ---------------  --------------- ---------------  ---------------  ------------- --------------
   End of period                   $  574,418,938  $   655,429,062  $  536,983,268  $   560,721,236  $  34,976,534 $   32,780,582
                                  ===============  =============== ===============  ===============  ============= ==============


                                             Please see accompanying notes to financial statements.

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                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                               Money Market Portfolio

                                                       Six Months
                                                          Ended              Year                 Year               Period
                                                       October 31,           Ended                Ended               Ended
                                                          2001             April 30,            April 30,           April 30,
                                                       (Unaudited)           2001                 2000                1999*
                                                    --------------      -------------        -------------      --------------

Per Share Operating Performance
     Net asset value, beginning of period           $       1.000        $       1.000       $       1.000       $       1.000
                                                    --------------      --------------       -------------      --------------

     Net investment income                                  0.017                0.057               0.049               0.049
                                                    --------------      --------------       -------------      --------------

     Distributions from net investment income              (0.017)              (0.057)             (0.049)             (0.049)
                                                    --------------      --------------       -------------      --------------

     Net asset value, end of period                 $       1.000        $       1.000       $       1.000       $       1.000
                                                    ==============      ==============       =============      ==============


Ratios
     Ratio of expenses to average net assets             0.75% (A)              0.75%                0.75%           0.75% (A)
     Ratio of net investment income to
       average net assets                                3.39% (A)              5.66%                4.89%           4.26% (A)
     Decrease reflected in above expense
       ratio due to waivers/reimbursements
       by the Investment Manager and its
       affiliates (Note 3)                               0.21% (A)              0.21%                0.20%           0.38% (A)



Supplemental Data
     Total investment return (B)                         3.44% (A)              5.81%                5.00%           5.23% (A)

     Net assets, end of period                      $  574,418,938      $  655,429,062       $ 771,517,180      $  720,961,485
                                                    ==============      ==============       =============      ==============

     Average net assets                             $  608,081,984      $  669,456,012       $ 793,427,494      $  128,275,220
                                                    ==============      ==============       =============      ==============



*    Portfolio commenced operations on May 20, 1998.
(A)  Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

                                             Please see accompanying notes to financial statements.

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                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                                         FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                               U.S. Government Portfolio

                                                       Six Months
                                                          Ended              Year                 Year               Period
                                                       October 31,           Ended                Ended               Ended
                                                          2001             April 30,            April 30,           April 30,
                                                       (Unaudited)           2001                 2000                1999*
                                                    --------------      -------------        -------------      --------------

Per Share Operating Performance
     Net asset value, beginning of period           $       1.000        $       1.000       $       1.000       $       1.000
                                                    --------------      --------------       -------------      --------------

     Net investment income                                  0.016                0.055               0.048               0.014
                                                    --------------      --------------       -------------      --------------

     Distributions from net investment income              (0.016)              (0.055)             (0.048)             (0.014)
                                                    --------------      --------------       -------------      --------------

     Net asset value, end of period                 $       1.000        $       1.000       $       1.000       $       1.000
                                                    ==============      ==============       =============      ==============


Ratios
     Ratio of expenses to average net assets             0.75% (A)              0.75%                0.75%           0.75% (A)
     Ratio of net investment income to
       average net assets                                3.22% (A)              5.54%                4.77%           4.10% (A)
     Decrease reflected in above expense
       ratio due to waivers/reimbursements
       by the Investment Manager and its
       affiliates (Note 3)                               0.20% (A)              0.19%                0.20%           0.37% (A)



Supplemental Data
     Total investment return (B)                         3.28% (A)              5.67%                4.88%           1.47% (A)

     Net assets, end of period                      $  536,983,268      $  560,721,236       $ 680,196,336      $  640,012,038
                                                    ==============      ==============       =============      ==============

     Average net assets                             $  528,527,030      $  586,109,217       $ 669,931,306      $  117,827,697
                                                    ==============      ==============       =============      ==============



*    Portfolio commenced operations on May 20, 1998.
(A)  Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

                                             Please see accompanying notes to financial statements.

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                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                                         FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                 Municipal Portfolio

                                                       Six Months
                                                          Ended              Year                 Year               Period
                                                       October 31,           Ended                Ended               Ended
                                                          2001             April 30,            April 30,           April 30,
                                                       (Unaudited)           2001                 2000                1999*
                                                    --------------      -------------        -------------      --------------

Per Share Operating Performance
     Net asset value, beginning of period           $       1.000        $       1.000       $       1.000       $       1.000
                                                    --------------      --------------       -------------      --------------

     Net investment income                                  0.010                0.034               0.028               0.010
                                                    --------------      --------------       -------------      --------------

     Distributions from net investment income              (0.010)              (0.034)             (0.028)             (0.010)
                                                    --------------      --------------       -------------      --------------

     Net asset value, end of period                 $       1.000        $       1.000       $       1.000       $       1.000
                                                    ==============      ==============       =============      ==============


Ratios
     Ratio of expenses to average net assets             0.74% (A)              0.74%                0.74%           0.74% (A)
     Ratio of net investment income to
       average net assets                                2.01% (A)              3.36%                2.82%           2.31% (A)
     Decrease reflected in above expense
       ratio due to waivers/reimbursements
       by the Investment Manager and its
       affiliates (Note 3)                               0.50% (A)              0.51%                0.39%           0.86% (A)



Supplemental Data
     Total investment return (B)                         2.04% (A)              3.42%                2.87%           1.07% (A)

     Net assets, end of period                      $   34,976,534       $  32,780,582       $  39,227,692       $  40,665,010
                                                    ==============      ==============       =============      ==============

     Average net assets                             $   31,895,574       $  34,617,998       $  42,806,126       $   7,448,507
                                                    ==============      ==============       =============      ==============



*   Portfolio commenced operations on May 20, 1998.
(A) Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

             Please see accompanying notes to financial statements.

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                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2001
                                   (UNAUDITED)

NOTE 1 -- ORGANIZATION

National Investors Cash Management Fund, Inc. (the "Fund") was organized as a Maryland corporation on August 19, 1996. The Fund is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"). Shares of the Fund are registered under the Securities Act of 1933, as amended. The Fund currently has three diversified investment portfolios (each a "Portfolio" and collectively the "Portfolios"), to which these financial statements relate. The investment objective of each of the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors tax-exempt income on a Federal level by investing primarily in municipal securities.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Computation of Net Asset Value -- It is each Portfolio's policy to maintain a continuous net asset value of $1.00 per share. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Securities Valuation -- Each Portfolio's securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Repurchase Agreements -- The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles. Under the terms of the custody agreement, each Portfolio receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

Distributions to Shareholders -- Dividends arising from net investment income are declared daily and paid monthly. With respect to each Portfolio, net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.


--------------------------------------------------------------------------------
                                                                              11

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--------------------------------------------------------------------------------
                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2001
                             (UNAUDITED) (CONTINUED)

Securities Transactions -- Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

Expenses -- Expenses directly attributable to each Portfolio are charged to that Portfolio's operations. Expenses that are applicable to all Portfolios are allocated on a pro rata basis.

Use of Estimates -- The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

Federal Income Taxes -- It is each Portfolio's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gain (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

Implementation of New Accounting Standards -- The Portfolios implemented the provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES (the "Guide"), as required on May 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Portfolios upon adoption of the provisions of the Guide.

NOTE 3 -- INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES OF THE INVESTMENT MANAGER

Under the terms of an Investment Management Agreement with TD Waterhouse Asset Management, Inc. (the "Investment Manager"), a majority-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to .35 of 1% of the first $1 billion of average daily net assets of each such Portfolio, .34 of 1% of the next $1 billion, and .33 of 1% of average daily net assets of each such Portfolio over $2 billion. For the six months ended October 31, 2001, the Investment Manager voluntarily waived management fees of $253,091, $203,554 and $31,056 for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

TD Waterhouse Investor Services, Inc. ("TD Waterhouse"), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for the Fund. For the administrative services rendered to the Fund, each Portfolio pays TD Waterhouse a monthly fee at an annual rate of .10 of 1% of each Portfolio's average daily net assets. For the six months ended October 31, 2001, TD Waterhouse voluntarily waived administration fees of $72,312, $58,158 and $8,873 for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Fund. The shareholder service plan adopted by the Fund provides that each Portfolio pays TD Waterhouse a monthly fee at an annual rate of .25 of 1% of average daily net assets. For the six months ended October 31, 2001, TD Waterhouse voluntarily waived shareholder services fees of $180,779, $145,396 and $22,035 for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.


--------------------------------------------------------------------------------
12

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--------------------------------------------------------------------------------

                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2001
                             (UNAUDITED) (CONTINUED)

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency related services. For such services, each Portfolio pays the Transfer Agent a monthly fee at an annual rate of .20 of 1% of average daily net assets. For the six months ended October 31, 2001, the Transfer Agent voluntarily waived $144,623, $116,317 and $17,746 of its transfer agent fees for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

Each Director who is not an "interested person" as defined in the Act, who serves on the Board of Directors/Trustees of one or more investment companies in the "Fund Complex" (which includes the Fund, TD Waterhouse Trust and TD Waterhouse Family of Funds, Inc.), receives, in the aggregate:

1.   a base annual retainer of $15,000, payable quarterly,

2. a supplemental annual retainer of $6,000, payable quarterly, if serving on the Board of Directors/Trustees of two companies in the Fund Complex, and

3. an additional supplemental annual retainer of $2,500, payable quarterly, if serving on the Board of Directors/Trustees of three companies in the Fund Complex, and

4.   a meeting fee of $3,000 for each meeting attended.


Compensation is allocated among the companies and the respective portfolios.




--------------------------------------------------------------------------------
                                                                              13

------------------------------------------------------------------------------------------------------------------------------------
                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                 MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                 October 31, 2001
                                                    (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CORPORATE OBLIGATIONS

                ASSET-BACKED OBLIGATIONS--5.2%
$ 30,000,000    Liberty Lighthouse U.S. Capital Co., LLC, VRN, 3.11%, due 12/19/01 (Notes A, D)           3.11  $        30,000,000
                                                                                                                     --------------

                BROKER/DEALER OBLIGATIONS--14.9%
   3,000,000    Bear Stearns & Co., Inc., 8.25%, due 2/1/02                                               2.86            3,039,192
  10,000,000    Bear Stearns & Co., Inc., 5.25%, due 2/13/02                                              2.85           10,064,964
   7,000,000    Goldman Sachs Group, Inc., VRN, 3.71%, due 11/13/01 (Note A)                              3.71            7,005,105
   6,500,000    Goldman Sachs Group, Inc., VRN, 2.65%, due 11/19/01 (Note A)                              2.65            6,500,468
  11,000,000    Goldman Sachs Group, Inc., 3.65%, due 11/26/01                                            3.65           11,001,434
   1,800,000    Lehman Bros. Holdings, Inc., VRN, 3.03%, due 11/17/01 (Note A)                            3.03            1,801,734
  10,000,000    Lehman Bros. Holdings, Inc., VRN, 2.49%, due 11/23/01 (Note A)                            2.49           10,000,175
   3,000,000    Merrill Lynch & Co., Inc., VRN, 4.11%, due 11/26/01 (Note A)                              4.11            3,001,138
   3,000,000    Merrill Lynch & Co., Inc., VRN, 2.51%, due 1/23/02 (Note A)                               2.51            3,001,392
   1,000,000    Merrill Lynch & Co., Inc., 8.00%, due 2/1/02                                              5.20            1,006,748
  15,000,000    Morgan Stanley, Dean Witter, Discover & Co., VRN, 2.59%, due 11/15/01 (Note A)            2.56           15,004,338
   7,500,000    Morgan Stanley, Dean Witter, Discover & Co., VRN, 3.59%, due 12/6/01 (Note A)             3.59            7,502,935
   4,700,000    Morgan Stanley, Dean Witter, Discover & Co., 5.63%, due 4/12/02                           4.70            4,718,309
   2,000,000    Salomon Smith Barney Holdings, Inc., VRN, 2.57%, due 11/26/01 (Note A)                    2.57            2,001,751
                                                                                                                     --------------
                                                                                                                         85,649,683
                                                                                                                     --------------

                FINANCE & INSURANCE OBLIGATIONS--8.8%
   5,000,000    Associates Corp. of N.A., VRN, 3.61%, due 5/21/02 (GTY: Citicorp) (Note A)                3.61            5,001,665
   5,000,000    Associates Corp. of N.A., 6.93%, due 8/1/02 (GTY: Citicorp)                               2.80            5,150,984
   3,000,000    AVCO Financial Services, 6.00%, due 8/15/02 (GTY: Citicorp)                               2.82            3,073,119
   3,800,000    Citifinancial Credit Co., 7.38%, due 3/15/02 (GTY: Citicorp)                              2.68            3,864,873
   3,000,000    General Electric Capital Corp., 5.33%, due 1/11/02                                        2.65            3,015,118
   7,500,000    General Electric Capital Corp., 7.00%, due 3/1/02                                         5.10            7,545,992
   3,875,000    General Electric Capital Corp., 6.76%, due 3/25/02                                        4.65            3,906,030
   5,000,000    Sigma Finance Inc., VRN, 2.68%, due 11/1/01 (Notes A, D)                                  2.68            5,000,000
  10,000,000    Sigma Finance Inc., VRN, 2.51%, due 11/16/01 (Notes A, D)                                 2.51           10,000,000
   4,050,000    Travelers Group, Inc., 7.30%, due 5/15/02                                                 2.58            4,150,569
                                                                                                                     --------------
                                                                                                                         50,708,350
                                                                                                                     --------------

                FUNDING AGREEMENTS--4.3%
  25,000,000    Metropolitan Life Insurance Co., VRN, 2.67%, due 1/1/02 (Notes A, B)                      2.67           25,000,000
                                                                                                                     --------------

                INDUSTRIAL & OTHER OBLIGATIONS--4.9%
  10,000,000    BP Amoco Capital PLC, 2.37%, due 6/26/02                                                  2.41            9,843,975
   5,000,000    General Electric Capital Corp., 6.65%, due 9/3/02                                         3.90            5,111,091
   3,000,000    National Rural Utilities Cooperative Fin. Corp., 6.30%, due 11/19/01                      4.60            3,002,325
  10,000,000    National Rural Utilities Cooperative Fin. Corp., 5.10%, due 2/5/02                        5.10           10,000,000
                                                                                                                     --------------
                                                                                                                         27,957,391
                                                                                                                     --------------

                LOAN PARTICIPATIONS--2.1%
  12,000,000    Perseverance Associates LP, 3.44%, due 12/6/01
                (GTY: Prudential Ins. Co. of America) (Note B)                                            3.44           12,000,000
                                                                                                                     --------------
                TOTAL CORPORATE OBLIGATIONS--40.2%                                                                      231,315,424
                                                                                                                     --------------

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14


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                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                 Money Market Portfolio o Schedule of Investments
                                                 October 31, 2001
                                                    (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------


                BANK OBLIGATIONS

                BANK NOTES--12.3%
$  7,000,000    Bank of America Corp., VRN, 3.62%, due 11/21/01 (Note A)                                  3.62  $         7,001,039
   5,000,000    Bank of Scotland Treasury Services, VRN, 3.56%,
                due 11/18/01 (GTY: Bank of Scotland) (Note A)                                             3.56            5,006,144
   1,000,000    Citigroup, 7.45%, due 6/6/02                                                              2.95            1,026,133
  10,000,000    First Union National Bank, VRN, 2.73%, due 11/1/01 (Note A)                               2.73           10,000,000
  10,000,000    First Union National Bank, VRN, 3.56%, due 11/21/01 (Note A)                              3.56           10,000,566
   5,000,000    Firstar Bank, N.A., 4.50%, due 4/18/02                                                    4.65            4,996,645
   7,000,000    Fleet National Bank, VRN, 2.76%, due 11/4/01 (Note A)                                     2.76            7,007,916
  10,000,000    Huntington National Bank, VRN, 2.68%, due 1/4/02 (Note A)                                 2.68           10,002,640
   5,000,000    JPMorgan Chase & Co., VRN, 2.58%, due 1/9/02 (Note A)                                     2.58            5,005,545
   1,500,000    U.S. Bank, N.A., VRN, 2.61%, due 11/15/01 (Note A)                                        2.61            1,500,768
   9,000,000    Wells Fargo & Co., VRN, 3.60%, due 11/21/01 (Note A)                                      3.60            9,000,606
                                                                                                                     --------------
                                                                                                                         70,548,002
                                                                                                                     --------------

                DOMESTIC BANK SUPPORTED OBLIGATIONS--4.2%
   5,000,000    Bradford Capital Partners, Ser. 2000A VRDN, 2.90% (LOC: PNC Bank, N.A.) (Note C)          2.90            5,000,000
   2,000,000    CEGW, Inc. Tax. Notes, Ser. 1999 VRDN, 3.15% (LOC: PNC Bank, N.A.) (Note C)               3.15            2,000,000
   4,200,000    Chipsco, Inc., Ser 2001A VRDN, 2.90% (LOC: PNC Bank, N.A.) (Note C)                       2.90            4,200,000
   9,000,000    Fresh Advantage, Inc. Tax, Ser. 2001 VRDN, 2.61%
                (LOC: First Union National Bank) (Note C)                                                 2.61            9,000,000
   4,000,000    Yuengling Beer Co., Inc., Ser. 1999A, VRN, 3.15% (LOC: PNC Bank, N.A.) (Note A)           3.15            4,000,000
                                                                                                                     --------------
                                                                                                                         24,200,000
                                                                                                                     --------------

                DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT--15.7%
  10,000,000    Canadian Imperial Bank of Commerce, 4.06%, due 7/12/02                                    3.90           10,010,276
  25,000,000    Commerzbank AG, 5.41%, due 1/16/02                                                        5.07           25,016,491
  20,000,000    Credit Agricole Indosuez S.A., 3.61%, due 11/5/01                                         3.56           20,000,108
  10,000,000    Danske Bank A/S, 4.26%, due 5/16/02                                                       4.22           10,002,088
  25,000,000    Regions Bank (Alabama), 5.18%, due 2/7/02                                                 4.82           25,022,431
                                                                                                                     --------------
                                                                                                                         90,051,394
                                                                                                                     --------------

                FOREIGN BANK SUPPORTED OBLIGATIONS--14.2%
  10,000,000    Banco de la Provincia de Buenos Aires, 4.70%, due 11/8/01 (LOC: Barclays Bank PLC)        4.85            9,990,861
  15,000,000    Banco Itau S.A., Ser. A, 3.62%, due 1/14/02 (LOC: Bayerische Hypo -und Vereinsbank AG)    3.69           14,888,382
  10,000,000    Banco Itau S.A., Ser. A, 3.56%, due 6/3/02 (LOC: Bayerische Hypo -und Vereinsbank AG)     3.67            9,788,378
  15,000,000    Banco Rio de la Plata, S.A., Ser. A, 3.60%, due 3/7/02
                (LOC: Banco Santander Central Hispano, S.A.)                                              3.69           14,808,375
  22,500,000    Galicia Buenos Aires Funding Corp., 2.81%, due 3/26/02 (LOC: Dresdner Bank AG) (Note D)   2.85           22,245,344
   5,000,000    GTL Financial Corp. BV, 2.55%, due 12/19/01 (LOC: Banco Santander Central Hispano, S.A.)  2.57            4,983,000
   5,000,000    St. Francis Place, CA (LP - St. Francis Place), Multi-Family Hsg.,
                Tax, Ser. 1998 VRDN, 2.75% (LOC: Credit Suisse First Boston) (Notes C, D)                 2.75            5,000,000
                                                                                                                     --------------
                                                                                                                         81,704,340
                                                                                                                     --------------
                TOTAL BANK OBLIGATIONS--46.4%                                                                           266,503,736
                                                                                                                     --------------


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                                                                                                                              15


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                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                 Money Market Portfolio o Schedule of Investments
                                                 October 31, 2001
                                                    (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAXABLE MUNICIPAL OBLIGATIONS--6.6%
$  8,505,000    Blue Hen Hotel, LLC (University of Delaware Proj.), Ser. 2001 VRDN, 2.75%
                (LIQ: PNC Bank, N.A.; GTY: University of Delaware) (Note C)                               2.75  $         8,505,000
  12,400,000    CentraState Medical Arts Building LLC, VRDN, 2.75% (LOC: LaSalle Bank, N.A.) (Note C)     2.75           12,400,000
   6,000,000    City of San Jose Fin. Auth. Tax Lease Rev. Bonds
                (Ice Ctr. of San Jose Refunding & Imp. Proj.) Ser. 2000C VRDN, 2.55%
                (LIQ: Morgan Guaranty Trust Co. of NY; Insured: MBIA) (Note C)                            2.55            6,000,000
   1,000,000    Jackson County, AL, IDB Tax. VRDN, 5.00% (Beaulieu of America Inc. Project)
                (LOC: Fortis Bank) (Note C)                                                               5.00            1,000,000
  10,000,000    NYC Hsg. Dev. Corp. (Multi-family Mtg. Rev. Bonds) 2000 Ser. A VRDN, 2.55%
                (LOC: FleetBank, N.A.) (Note C)                                                           2.55           10,000,000
                                                                                                                     --------------
                TOTAL TAXABLE MUNICIPAL OBLIGATIONS--6.6%                                                                37,905,000
                                                                                                                     --------------

                MONEY MARKET FUND--3.5%
  20,000,000    Scudder Money Market Series - Institutional Shares                                        4.47           20,000,000
                                                                                                                     --------------

                REPURCHASE AGREEMENT--2.5%
  14,180,000    ABN Amro Bank, N.V.
                ~2.62%, dated 10/31/01, due 11/1/01 in the amount of $14,181,032
                ~fully collateralized by U.S. Government securities, coupon range
                 5.50% to 7.65%, maturity range 7/1/04 to 9/1/30, value $14,463,600                       2.62           14,180,000
                                                                                                                     --------------

                TOTAL INVESTMENTS (cost $569,904,160)--99.2%                                                            569,904,160

                OTHER ASSETS AND LIABILITIES, NET--0.8%                                                                   4,514,778
                                                                                                                     --------------

                NET ASSETS--100.0%                                                                                 $    574,418,938
                                                                                                                     ==============


                        Please see accompanying notes to schedules of investments and financial statements.

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16


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                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                U.S. GOVERNMENT PORTFOLIO O SCHEDULE OF INVESTMENTS
                                                 October 31, 2001
                                                    (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                FEDERAL HOME LOAN BANK--21.7%
$  4,000,000    Notes, 7.13%, due 11/15/01                                                                3.59       $    4,005,070
   1,000,000    Notes, 6.05%, due 12/28/01                                                                5.07            1,001,475
   1,000,000    Notes, 4.88%, due 1/22/02                                                                 2.50            1,005,125
   7,000,000    Notes, 6.75%, due 2/1/02                                                                  4.85            7,034,693
  10,000,000    Notes, 5.05%, due 2/5/02                                                                  4.85           10,003,604
   6,000,000    Notes, 5.44%, due 3/1/02                                                                  4.53            6,016,959
   4,300,000    Notes, 4.38%, due 3/28/02                                                                 4.56            4,296,718
   5,000,000    Notes, 5.25%, due 4/25/02                                                                 2.39            5,067,396
   6,760,000    Notes, 6.75%, due 5/1/02                                                                  4.04            6,847,925
  10,000,000    Notes, 6.88%, due 7/18/02                                                                 3.23           10,252,822
   4,470,000    Notes, 6.00%, due 8/15/02                                                                 2.55            4,588,649
  30,000,000    Notes, VRN, 2.35%, due 11/20/01 (Note A)                                                  2.35           29,995,108
  11,275,000    Notes, 3.70%, due 8/28/02                                                                 3.70           11,275,000
  15,000,000    Notes, VRN, 2.31%, due 11/6/01 (Note A)                                                   2.31           15,000,000
                                                                                                                     --------------
                                                                                                                        116,390,544
                                                                                                                     --------------

                FREDDIE MAC--1.4%
   2,400,000    Notes, 7.75%, due 11/7/01                                                                 5.15            2,401,243
   4,964,000    Notes, 6.63%, due 8/15/02                                                                 2.48            5,122,151
                                                                                                                     --------------
                                                                                                                          7,523,394
                                                                                                                     --------------

                FANNIE MAE--64.5%
  16,003,000    Mortgage-backed Discount Notes, 3.58%, due 11/1/01                                        3.61           16,003,000
  12,500,000    Mortgage-backed Discount Notes, 2.65%, due 11/1/01                                        2.66           12,500,000
  18,637,000    Mortgage-backed Discount Notes, 3.59%, due 11/6/01                                        3.62           18,627,707
  10,315,000    Mortgage-backed Discount Notes, 3.40%, due 12/3/01                                        3.43           10,283,826
  17,681,000    Mortgage-backed Discount Notes, 3.38%, due 12/3/01                                        3.41           17,627,878
  20,000,000    Mortgage-backed Discount Notes, 2.50%, due 1/2/02                                         2.52           19,913,889
  10,000,000    Mortgage-backed Discount Notes, 2.40%, due 1/3/02                                         2.40            9,958,000
  27,000,000    Mortgage-backed Discount Notes, 2.24%, due 2/1/02                                         2.25           26,845,440
  27,500,000    Mortgage-backed Discount Notes, 2.23%, due 3/1/02                                         2.25           27,295,583
  25,000,000    Mortgage-backed Discount Notes, 3.59%, due 5/1/02                                         3.69           24,548,757
  22,956,000    Mortgage-backed Discount Notes, 2.45%, due 7/1/02                                         2.50           22,577,927
  15,000,000    Notes, VRN, 2.55%, due 11/1/01 (Note A)                                                   2.55           15,000,000
  25,000,000    Notes, VRN, 2.54%, due 11/1/01 (Note A)                                                   2.54           25,000,000
   1,000,000    Notes, 6.48%, due 11/2/01                                                                 3.60            1,000,073
  25,000,000    Notes, VRN, 2.45%, due 11/5/01 (Note A)                                                   2.45           25,000,000
   3,000,000    Notes, 6.44%, due 11/21/01                                                                4.54            3,002,879
  30,000,000    Notes, VRN, 2.68%, due 11/27/01 (Note A)                                                  2.68           29,993,690
  16,655,000    Notes, 6.63%, due 1/15/02                                                                 4.55           16,721,324
   1,210,000    Notes, 6.38%, due 1/16/02                                                                 4.51            1,214,353
   2,000,000    Notes, 6.49%, due 3/19/02                                                                 4.54            2,014,171
   6,000,000    Notes, 6.63%, due 4/15/02                                                                 2.42            6,112,319
   1,000,000    Notes, 6.70%, due 5/6/02                                                                  2.48            1,021,186
  10,000,000    Notes, 3.95%, due 7/5/02                                                                  3.93           10,000,000
   2,250,000    Notes, 6.44%, due 8/14/02                                                                 2.51            2,317,771
   1,500,000    Notes, 6.30%, due 8/19/02                                                                 2.52            1,544,216
                                                                                                                     --------------
                                                                                                                        346,123,989
                                                                                                                     --------------

                STUDENT LOAN MARKETING ASSOCIATION--7.4%
  15,000,000    Notes, VRN, 2.34%, due 11/6/01 (Note A)                                                   2.34           15,001,487
  25,000,000    Notes, VRN, 2.51%, due 11/6/01 (Note A)                                                   2.51           25,000,000
                                                                                                                     --------------
                                                                                                                         40,001,487
                                                                                                                     --------------

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                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                U.S. Government Portfolio o Schedule of Investments
                                                 October 31, 2001
                                                    (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------




                U.S. GOVERNMENT GUARANTEED OBLIGATIONS--6.5%
$ 25,000,000    American Classic Voyages (Project America, Ship I, Inc.) U.S. Government Guaranteed Ship
                Financing Notes, Ser. A 2001 VRN, 3.59%, due 1/7/02 (Notes A,B)                           3.59    $   25,000,000
  10,000,000    American Classic Voyages (Project America, Ship I, Inc.) U.S. Government Guaranteed Ship
                Financing Notes, Ser. B 2001 VRN, 2.17%, due 11/5/01 (Notes A, B)                         2.17        10,000,000
                                                                                                                  --------------
                                                                                                                      35,000,000
                                                                                                                  --------------


                REPURCHASE AGREEMENT--8.2%
  43,840,000    ABN Amro Bank, N.V.
                ~2.62%, dated 10/31/01, due 11/1/01 in the amount of $43,843,191
                ~fully collateralized by U.S. Government securities, 0.00%, maturity
                  range 11/27/01 to 10/1/02, value $44,717,496                                            2.62        43,840,000
                                                                                                                  --------------

                TOTAL INVESTMENTS (cost $588,879,414)--109.7%                                                        588,879,414

                LIABILITIES IN EXCESS OF OTHER ASSETS, NET--(9.7%)                                                   (51,896,146)
                                                                                                                  --------------

                NET ASSETS--100.0%                                                                                $  536,983,268
                                                                                                                  ==============


                        Please see accompanying notes to schedules of investments and financial statements.

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18





                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                   MUNICIPAL PORTFOLIO O SCHEDULE OF INVESTMENTS
                                                 October 31, 2001
                                                    (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MUNICIPAL OBLIGATIONS:

                ARKANSAS--3.4%
$  1,200,000    Arkansas DFA Rev. Bonds (Conestoga Wood Proj.) VRDN, 2.25%
                (LOC: First Union National Bank) (Note C)                                                 2.25   $        1,200,000
                                                                                                                     --------------

                COLORADO--3.4%
   1,200,000    Denver City & County Airport Rev. Bonds, Ser. 2000A, 2.05%, due 12/6/01
                (LOC: 33 1/3% Bayerische Landesbank GZ, 33 1/3% State Street Bank,
                33 1/3% Westdeutsche Landesbank GZ)                                                       2.05            1,200,000
                                                                                                                     --------------

                DISTRICT OF COLUMBIA--4.0%
   1,400,000    HFA Rev. Bonds, Ser. D VRDN, 2.25% (LIQ: Lehman Brothers, Inc.) (Notes C, D)              2.25            1,400,000
                                                                                                                     --------------

                FLORIDA--6.6%
     300,000    Halifax Hosp. Med. Ctr. GO TANS, 3.75%, due 3/15/02                                       3.30              300,478
   1,000,000    Lee Cty. Hosp. Board of Dir. Rev. Bonds (Lee Memorial Hosp. Proj.) Ser. 1995A, 2.10%,
                due 11/9/01 (LIQ: SunTrust Bank)                                                          2.10            1,000,000
   1,000,000    Palm Beach Cty. Rev. Bonds (Henry Flagler) VRDN, 2.00% (LOC: Northern Trust) (Note C)     2.00            1,000,000
                                                                                                                     --------------
                                                                                                                          2,300,478
                                                                                                                     --------------

                GEORGIA--1.1%
     391,000    DeKalb Cty. Hsg. Auth. SFM Rev. Bonds, Ser. 1997A VRDN, 2.38%
                (LIQ: Bank of New York) (Note C)                                                          2.38              391,000
                                                                                                                     --------------

                ILLINOIS--9.1%
   1,000,000    DFA Rev. Bonds (Illinois Power Co. Proj.) VRDN, 2.15%
                (LOC: First National Bank Chicago) (Note C)                                               2.15            1,000,000
     600,000    DFA Rev. Bonds (Kindlon Partners Proj.) VRDN, 2.05%
                (LOC: LaSalle National Bank) (Note C)                                                     2.05              600,000
     400,000    Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill, Inc.) VRDN, 2.30%
                (LOC: JPMorgan Chase Bank) (Note C)                                                       2.30              400,000
     885,000    Lake Cty. Solid Waste Rev. Bonds, VRDN, 2.41% (LOC: LaSalle National Bank) (Note C)       2.41              885,000
     300,000    Winnebago & Boone Cty. GO Bonds, 7.20%, due 2/1/02 (Insured: FSA)                         2.90              303,167
                                                                                                                     --------------
                                                                                                                          3,188,167
                                                                                                                     --------------

                INDIANA--6.9%
   1,000,000    DFA Rev. Bonds (Pureair on the Lake Proj.) Ser. A, 2.35%, due 12/6/01
                (LOC: Landesbank Hessen-Thueringen GZ)                                                    2.35            1,000,000
     200,000    Fort Wayne Hosp. Auth. Rev. Bonds (Parkview Health Sys.)
                4.50%, due 11/15/01 (Insured: MBIA)                                                       3.50              200,075
   1,200,000    Whiting  Sewer & Solid Waste Disp. Rev. Bonds (Amoco Oil Co. Proj.) VRDN, 2.15% (Note C)  2.15            1,200,000
                                                                                                                     --------------
                                                                                                                          2,400,075
                                                                                                                     --------------

                KENTUCKY--4.0%
     400,000    Mayfield IDR Bonds (Kentucky League of Cities Pooled Lease Fin. Prog.)
                Ser. 1996 VRDN, 2.10% (LOC: PNC Bank) (Note C)                                            2.10              400,000
   1,000,000    Mayfield IDR Bonds (Seaboard Farms of KY, Inc. Proj.)
                VRDN, 2.20% (LOC: SunTrust Bank) (Note C)                                                 2.20            1,000,000
                                                                                                                     --------------
                                                                                                                          1,400,000
                                                                                                                     --------------

                LOUISIANA--7.2%
   1,200,000    Calcasieu Parish IDA Rev. Bonds (Citgo Petroleum Corp.) Ser. 1996 VRDN, 2.15%
                (LOC: Westdeutsche Landesbank GZ) (Note C)                                                2.15            1,200,000
   1,300,000    Calcasieu Parish Pub. Trust Auth. Rev. Bonds  (WPT Corp. Proj.) Ser. 1997 VRDN, 2.10%
                (LOC: JPMorgan Chase Bank) (Note C)                                                       2.10            1,300,000
                                                                                                                     --------------
                                                                                                                          2,500,000
                                                                                                                     --------------

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                                                                                                                              19



------------------------------------------------------------------------------------------------------------------------------------

                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                   Municipal Portfolio o Schedule of Investments
                                                 October 31, 2001
                                                    (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------


                MARYLAND--2.9%
$  1,000,000    Energy Fin. Administration Rev. Bonds (Cimenteries Proj.) Ser. 2000 VRDN, 2.15%
                (LOC: Deutsche Bank AG) (Note C)                                                          2.15       $    1,000,000
                                                                                                                     --------------

                MASSACHUSETTS--1.1%
     400,000    IDA Rev. Bonds (October Co. Inc. Proj.) VRDN, 2.10% (LOC: Bank of Boston) (Note C)        2.10              400,000
                                                                                                                     --------------

                MISSISSIPPI--3.7%
   1,300,000    Jackson Cty. Sewer Fac. Rev. Bonds (Chevron USA, Inc. Proj.) VRDN, 2.05% (Note C)         2.05            1,300,000
                                                                                                                     --------------

                NEVADA--2.6%
     900,000    Henderson Cty. Pub. Imp. Trust Rev. Bonds (Berry Plastics Corp. Proj.)
                Ser. 1991 VRDN, 2.05% (LOC: Nationsbank) (Note C)                                         2.05              900,000
                                                                                                                     --------------

                NEW HAMPSHIRE--2.9%
   1,025,000    Business Fin. Auth. Rev. Bonds (Foundation for Seacoast Health) Ser. A VRDN, 2.10%
                (LOC: Fleet Bank) (Note C)                                                                2.10            1,025,000
                                                                                                                     --------------

                NEW YORK--1.1%
     400,000    Energy Res. & Dev. Rev. Bonds (Niagara Mohawk Power) Ser. B VRDN, 2.00%
                (LOC: Bank One) (Note C)                                                                  2.00              400,000
                                                                                                                     --------------

                OKLAHOMA--4.5%
     420,000    Rogers Cty. Criminal Justice Rev. Bonds, 3.95%, due 1/1/02 (Insured: MBIA)                3.90              420,032
   1,000,000    Water Resources Board, State Loan Prog. Rev. Bonds, Ser. 1999, 2.45%, put 3/1/02
                (SBPA: Bayerische Landesbank GZ)                                                          2.45            1,000,000
     135,000    Woodward Muni Auth. Sales Rev. Bonds, 5.10%, due 11/1/01 (Insured: FSA)                   3.50              135,000
                                                                                                                     --------------
                                                                                                                          1,555,032
                                                                                                                     --------------

                PENNSYLVANIA--0.6%
     205,000    Conneaut SD GO Bonds, 4.13%, due 5/1/02 (Insured: FSA)                                    2.90              206,217
                                                                                                                     --------------

                SOUTH CAROLINA--2.3%
     200,000    Berkeley Cty. IDB Rev. Bonds (Amoco Chemical Proj.) Ser. 1997 VRDN, 2.15% (Note C)        2.15              200,000
     400,000    Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.) Ser. 97 VRDN, 2.15%
                (LOC: Union Bank of Switzerland) (Note C)                                                 2.15              400,000
     200,000    Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.) Ser. 98 VRDN, 2.15%
                (LOC: Deutsche Bank AG) (Note C)                                                          2.15              200,000
                                                                                                                     --------------
                                                                                                                            800,000
                                                                                                                     --------------

                SOUTH DAKOTA--4.2%
     200,000    HDA Rev. Bonds (Homeownership Mortgage Bds.) Ser. B, 3.25%, due 4/1/02                    3.25              200,000
   1,270,000    Sioux Falls Rev. Bonds (Evangelical Lutheran Proj.) VRDN, 2.25%
                (SBPA: Norwest Corp.) (Note C)                                                            2.25            1,270,000
                                                                                                                     --------------
                                                                                                                          1,470,000
                                                                                                                     --------------

                TEXAS--14.2%
     400,000    Brazos River Harbor Navigation Dist. Rev. Bonds (Merey Sweeney Proj.) VRDN, 2.15%
                (LOC: Bank of America) (Note C)                                                           2.15              400,000
   1,200,000    Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Air Products) VRDN, 2.05%
                (LOC: Bayerische Hypo -und Vereinsbank AG) (Note C)                                       2.05            1,200,000
     850,000    Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Citgo Petroleum Corp. Proj.)
                Ser. 1995 VRDN, 2.15%, (LOC: Nationsbank) (Note C)                                        2.15              850,000


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20

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------------------------------------------------------------------------------------------------------------------------------------

                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                   Municipal Portfolio o Schedule of Investments
                                                 October 31, 2001
                                                    (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------


$    625,000    Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Exxon Oil Proj.) Ser. 1995 VRDN,
                2.00% (Note C)                                                                            2.00       $      625,000
     500,000    Gulf Coast IDA Rev. Bonds (Citgo Petroleum Corp. Proj.) Ser. 2001 VRDN, 2.15%,
                (LOC: Royal Bank of Canada)  (Note C)                                                     2.15              500,000
     170,000    McMullen ISD GO Bonds, 5.60%, due 2/15/02                                                 3.55              170,979
     195,000    Southlake Water & Sewer GO Bonds, 4.75%, due 2/15/02 (Insured: AMBAC)                     3.40              195,740
   1,000,000    TRANS, 3.75%, due 8/29/02                                                                 2.50            1,010,050
                                                                                                                     --------------
                                                                                                                          4,951,769
                                                                                                                     --------------

                VARIOUS STATES--3.3%
     723,555    Pitney Bowes Credit Corp. Leasetops Muni Trust, Ser. 1998-2, 2.50%
                (LIQ: Pitney Bowes Credit Corp.) (Notes C, D)                                             2.50              723,555
     441,083    Pitney Bowes Credit Corp. Leasetops Muni Trust, Ser. 1999-2, 2.50%
                (LIQ: Pitney Bowes Credit Corp.) (Notes C, D)                                             2.50              441,083
                                                                                                                     --------------
                                                                                                                          1,164,638
                                                                                                                     --------------

                VIRGINIA--2.3%
     400,000    King George Cty. IDA Rev. Bonds (Birchwood Power Proj.) Ser. 1995 VRDN, 2.15%
                (LOC: CS First Boston)  (Note C)                                                          2.15              400,000
     400,000    King George Cty. IDA Rev. Bonds (Birchwood Power Proj.) Ser. 1997 VRDN, 2.15%
                (LOC: CS First Boston)  (Note C)                                                          2.15              400,000
                                                                                                                     --------------
                                                                                                                            800,000
                                                                                                                     --------------

                WASHINGTON--5.7%
   1,000,000    EDA Rev. Bonds (Seadrunar Proj.) VRDN, 2.25% (LOC: US Bank, N.A.) (Note C)                2.25            1,000,000
   1,000,000    Port of Seattle Rev. Bonds, Ser. 1997 VRDN, 2.15%
                (LOC: Canadian Imperial Bank of Commerce) (Note C)                                        2.15            1,000,000
                                                                                                                     --------------
                                                                                                                          2,000,000
                                                                                                                     --------------

                WISCONSIN--0.7%
     250,000    Little Chute GO Bonds, 4.00%, due 3/1/02 (Insured: FSA)                                   3.60              250,319
                                                                                                                     --------------

                WYOMING--1.4%
     500,000    Lincoln Cty. PCR Bonds (Exxon Corp.) VRDN, 2.00% (Note C)                                 2.00              500,000
                                                                                                                     --------------

                TOTAL MUNICIPAL OBLIGATIONS (cost $34,702,695)--99.2%                                                    34,702,695

                OTHER ASSETS AND LIABILITIES, NET--0.8%                                                                     273,839
                                                                                                                     --------------

                NET ASSETS--100.00%                                                                                  $   34,976,534
                                                                                                                     ==============


                        Please see accompanying notes to schedules of investments and financial statements.

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                                                                                                                              21

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--------------------------------------------------------------------------------
                 NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                        NOTES TO SCHEDULES OF INVESTMENTS
                                October 31, 2001
                                   (Unaudited)


         (A) Variable rate note securities. The rates shown are the current rates on October 31, 2001. Dates shown represent the next interest reset date.

         (B) This obligation was acquired for investment, not with intent to distribute or sell. It is restricted as to public resale. These obligations were acquired at a cost of par. On October 31, 2001, the value of these securities amounted to $37,000,000 representing 6.4% of net assets of the Money Market Portfolio and $35,000,000 representing 6.5% of net assets of the U.S. Government Portfolio.

         (C) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

         (D) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2001, these securities amounted to $72,245,344, or 12.6% of net assets of the Money Market Portfolio and $2,564,638, or 7.3% of net assets of the Municipal Portfolio.




DESCRIPTION OF ABBREVIATIONS

AMBAC American Municipal Bond Assurance
       Corporation
DFA   Developmental Finance Authority
EDA   Economic Development Authority
FSA   Financial Security Assurance Inc.
GO    General Obligation
GTY   Guarantee
HDA   Housing Development Authority
HFA   Housing Finance Authority
IDA   Industrial Development Authority
IDB   Industrial Development Bond
IDR   Industrial Development Revenue Bond
ISD   Independent School District
LIQ   Liquidity Agreement
LLC   Limited Liability Corporation
LOC   Letter of Credit
LP    Limited Partnership
MBIA  Municipal Bond Investors Assurance
       Insurance Corporation
PCR   Pollution Control Revenue Bond
PLC   Public Limited Company
SBPA  Standby Bond Purchase Agreement
SD    School District
SFM   Single Family Mortgage
TANS  Tax Anticipation Notes
TRANS Tax Revenue Anticipation Notes
VRDN  Variable Rate Demand Note
VRN   Variable Rate Note


This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

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